Offerings	Mar. 26, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, $0.00001 par value per share
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred Stock, $0.00001 par value per share
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Depositary Shares
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Rights
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 172,747,295
Fee Rate	0.01381%
Amount of Registration Fee	$ 23,856.4
Offering Note

There are being registered hereunder such indeterminate amount of common stock, preferred stock, depositary shares, debt securities, warrants to purchase common stock, preferred stock or debt securities, rights to purchase common stock, preferred stock, units and other securities and units as may be sold by the Registrant from time to time, which together shall have an aggregate initial offering price not to exceed $300,000,000. If any debt securities are issued at an original issue discount, then the principal amount of such debt securities shall be in such greater amount as shall result in an aggregate initial offering price not to exceed $300,000,000, less the aggregate dollar amount of all securities previously issued hereunder. Any securities registered hereunder may be sold separately or in combination with other securities registered hereunder. The Registrant will determine, from time to time, the proposed maximum offering price per unit in connection with its issuance of the securities the Registrant is registering under this registration statement. The securities registered also include such indeterminate number of shares of common stock and preferred stock and amount of debt securities as may be issued upon conversion of or exchange for preferred stock or debt securities that provide for conversion or exchange, upon exercise of warrants or pursuant to the antidilution provisions of any such securities. In addition, pursuant to Rule 416 under the Securities Act, the shares being registered hereunder include such indeterminate number of shares of common stock and preferred stock as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions.

The proposed maximum aggregate offering price per unit will be determined from time to time by the Registrant in connection with the issuance by the Registrant of the securities registered hereunder and is not specified as to each class of security pursuant to pursuant to Item 16(b) of Form S-3 under the Securities Act of 1933, as amended. The proposed maximum aggregate offering price has been estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended.

Offering: 9
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock, $0.00001 par value per share
Carry Forward Form Type	S-3
Carry Forward File Number	333-286180
Carry Forward Initial Effective Date	Apr. 15, 2025
Offering: 10
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Preferred Stock, $0.00001 par value per share
Carry Forward Form Type	S-3
Carry Forward File Number	333-286180
Carry Forward Initial Effective Date	Apr. 15, 2025
Offering: 11
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Depositary Shares
Carry Forward Form Type	S-3
Carry Forward File Number	333-286180
Carry Forward Initial Effective Date	Apr. 15, 2025
Offering: 12
Offering:
Rule 415(a)(6)	true
Security Type	Debt
Security Class Title	Debt Securities
Carry Forward Form Type	S-3
Carry Forward File Number	333-286180
Carry Forward Initial Effective Date	Apr. 15, 2025
Offering: 13
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Warrants
Carry Forward Form Type	S-3
Carry Forward File Number	333-286180
Carry Forward Initial Effective Date	Apr. 15, 2025
Offering: 14
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Rights
Carry Forward Form Type	S-3
Carry Forward File Number	333-286180
Carry Forward Initial Effective Date	Apr. 15, 2025
Offering: 15
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Units
Carry Forward Form Type	S-3
Carry Forward File Number	333-286180
Carry Forward Initial Effective Date	Apr. 15, 2025
Offering: 16
Offering:
Rule 415(a)(6)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 127,252,705
Carry Forward Form Type	S-3
Carry Forward File Number	333-286180
Carry Forward Initial Effective Date	Apr. 15, 2025
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 19,482.39
Offering Note

The Registrant previously registered the offer and sale of securities having a maximum aggregate offering price of $250,000,000 pursuant to a registration statement on Form S-3 (File No. 333-286180) initially filed with the Securities and Exchange Commission on November 16, 2023 (the “Prior Registration Statement”) and, in connection therewith, paid a filing fee of $38,275. Of such securities, an aggregate of $127,252,705 remain unsold (the “Unsold Securities”). Pursuant to Rule 415(a)(6) under the Securities Act, the securities registered pursuant to this registration statement include the Unsold Securities, and the filing fee of $19,482.39 associated therewith (which amount is based on the filing fee rate in effect at the time of the filing of the Prior Registration Statement) is hereby carried forward to be applied to the Unsold Securities and no additional filing fee is due with respect to such Unsold Securities in connection with the filing of this registration statement. Pursuant to Rule 415(a)(6), the offering of the Unsold Securities pursuant to the Prior Registration Statement shall be deemed terminated as of the date of the effective date of this registration statement.